SUMMARY OF ACCOUNTING POLICIES - Summary of fair value of assets and liabilities on recurring or nonrecurring basis (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total
Financial assets:
Cash and cash equivalents	$ 22,112	$ 25,114
Mortgage-backed securities	3,230	3,772
Loans receivable - net	362,066	381,018
Federal Home Loan Bank stock	8,651	8,651
Accrued interest receivable	1,971	2,264
Financial liabilities:
Deposits	468,417	490,017
Advances from the Federal Home Loan Bank	20,207	24,920
Advances by borrowers for taxes and insurance	2,357	2,331
Accrued interest payable	71	90
Quoted prices in active markets for identical assets (Level 1)
Financial assets:
Cash and cash equivalents	22,112	25,114
Mortgage-backed securities
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits
Advances from the Federal Home Loan Bank
Advances by borrowers for taxes and insurance
Accrued interest payable
Significant other observable inputs (Level 2)
Financial assets:
Cash and cash equivalents
Mortgage-backed securities	3,230	3,772
Loans receivable - net	362,066	381,018
Federal Home Loan Bank stock	8,651	8,651
Accrued interest receivable	1,971	2,264
Financial liabilities:
Deposits	468,417	490,017
Advances from the Federal Home Loan Bank	20,207	24,920
Advances by borrowers for taxes and insurance	2,357	2,331
Accrued interest payable	71	90
Significant other unobservable inputs (Level 3)
Financial assets:
Cash and cash equivalents
Mortgage-backed securities
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Deposits
Advances from the Federal Home Loan Bank
Advances by borrowers for taxes and insurance
Accrued interest payable